Schedule of Components of the Unrecognized Deferred Tax Assets (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Warrant liability	$ 149,290
Short term loans	1,566	7,460
Share issuance costs	5,496,290	287,615
Marketable securities	87,096	87,095
Temporary differences deferred tax assets	26,255,100	15,711,072
UNITED STATES
IfrsStatementLineItems [Line Items]
Non-capital losses carried forward	13,727,000	11,218,338
CANADA
IfrsStatementLineItems [Line Items]
Non-capital losses carried forward	6,791,150	4,107,853
Property, plant and equipment	$ 2,708	$ 2,711